Supplemental cash flow information (Tables)	6 Months Ended
Jun. 30, 2021
Supplemental cash flow information
Schedule of supplemental cash flow information

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands of U.S. dollars)	2021	2020	2021	2020
Supplemental disclosure of non-cash financing activities
Non-cash indemnifications received	$—	$8,600	$315	$8,600